STOCKHOLDER'S DEFICIT (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants outstanding	28,323,275	46,016,840	23,551,857
Warrants 1
Warrants outstanding	4,262	13
Warrants exercise price	$ 1.82	$ 60,000.00
Expiration date	19-Mar-21	14-Jun-21
Warrants 2
Warrants outstanding	7,185,000	2
Warrants exercise price	$ 0.20	$ 5,760,000.00
Expiration date	12-Feb-23	2-Dec-20
Warrants 3
Warrants outstanding	1,725,000	2
Warrants exercise price	$ 0.04	$ 7,040,000.00
Expiration date	21-Feb-21	2-Dec-20
Warrants 4
Warrants outstanding	325,000	1
Warrants exercise price	$ 0.18	$ 7,603,200.00
Expiration date	4-Apr-22	29-Jun-20
Warrants 5
Warrants outstanding	215,000	13
Warrants exercise price	$ 0.25	$ 512,000.00
Expiration date	1-Jul-22	21-Sep-20
Warrants 6
Warrants outstanding	100,000	24
Warrants exercise price	$ 0.25	$ 512,000.00
Expiration date	1-Sep-22	29-Jun-20
Warrants 7
Warrants outstanding	7,500,000	12
Warrants exercise price	$ 0.20	$ 512,000.00
Expiration date	17-Dec-24	4-Sep-20
Warrants 8
Warrants outstanding	250,000	1
Warrants exercise price	$ 0.16	$ 7,603,200.00
Expiration date	31-Mar-25	4-Sep-20
Warrant 9
Warrants outstanding	2,597,705	1
Warrants exercise price	$ 0.25	$ 512,000.00
Expiration date	30-Dec-22	23-Oct-20
Warrant 10
Warrants outstanding	2,597,705	1
Warrants exercise price	$ 0.75	$ 7,603,200.00
Expiration date	30-Dec-22	23-Oct-20
Warrant 11
Warrants outstanding	4,713,603	35,937,500
Warrants exercise price	$ 0.20	$ 0.04
Expiration date	30-Dec-22	14-Jun-21
Warrants 12
Warrants outstanding	60,000	1,725,000
Warrants exercise price	$ 0.25	$ 0.04
Expiration date	23-Apr-23	21-Feb-21
Warrants 13
Warrants outstanding	50,000	22
Warrants exercise price	$ 0.25	$ 11,137.28
Expiration date	30-Dec-22	6-Jun-21
Warrants 14
Warrants outstanding	50,000	250
Warrants exercise price	$ 0.75	$ 0.04
Expiration date	30-Dec-22	13-Feb-22
Warrants 15
Warrants outstanding	700,000	25
Warrants exercise price	$ 0.15	$ 144.00
Expiration date	21-May-23	16-May-22
Warrants 16
Warrants outstanding	250,000	688
Warrants exercise price	$ 0.50	$ 15.20
Expiration date	23-Jun-23	16-Nov-20
Warrants 17
Warrants outstanding		250
Warrants exercise price		$ 15.20
Expiration date		28-Dec-20
Warrants 18
Warrants outstanding		75
Warrants exercise price		$ 16.08
Expiration date		10-Jan-21
Warrants 19
Warrants outstanding		4,262
Warrants exercise price		$ 0.04
Expiration date		19-Mar-21
Warrants 20
Warrants outstanding		1,875
Warrants exercise price		$ 16.08
Expiration date		20-Mar-21
Warrants 21
Warrants outstanding		63
Warrants exercise price		$ 48.00
Expiration date		30-Apr-21
Warrants 22
Warrants outstanding		125
Warrants exercise price		$ 48.00
Expiration date		17-May-21
Warrants 23
Warrants outstanding		125
Warrants exercise price		$ 48.00
Expiration date		25-May-21
Warrants 24
Warrants outstanding		500
Warrants exercise price		$ 48.00
Expiration date		1-Jun-21
Warrants 25
Warrants outstanding		1,875
Warrants exercise price		$ 200.00
Expiration date		22-Aug-21
Warrants 26
Warrants outstanding		625
Warrants exercise price		$ 200.00
Expiration date		18-Sep-21
Warrants 27
Warrants outstanding		1,250
Warrants exercise price		$ 1.12
Expiration date		23-Oct-21
Warrants 28
Warrants outstanding		19
Warrants exercise price		$ 0.64
Expiration date		20-Nov-21
Warrants 29
Warrants outstanding		375
Warrants exercise price		$ 0.32
Expiration date		5-Dec-21
Warrants 30
Warrants outstanding		100
Warrants exercise price		$ 0.16
Expiration date		19-Dec-21
Warrants 31
Warrants outstanding		188
Warrants exercise price		$ 0.24
Expiration date		23-Dec-21
Warrants 32
Warrants outstanding		14
Warrants exercise price		$ 0.24
Expiration date		27-Dec-21
Warrants 33
Warrants outstanding		313
Warrants exercise price		$ 0.24
Expiration date		7-Jan-21
Warrants 34
Warrants outstanding		188
Warrants exercise price		$ 0.21
Expiration date		17-Jan-21
Warrants 35
Warrants outstanding		438
Warrants exercise price		$ 0.16
Expiration date		30-Jan-21
Warrants 36
Warrants outstanding		625
Warrants exercise price		$ 0.16
Expiration date		15-Feb-21
Warrants 37
Warrants outstanding		325,000
Warrants exercise price		$ 0.18
Expiration date		4-Apr-22
Warrants 38
Warrants outstanding		200,000
Warrants exercise price		$ 0.20
Expiration date		25-Apr-22
Warrants 39
Warrants outstanding		215,000
Warrants exercise price		$ 0.20
Expiration date		1-Jul-22
Warrants 40
Warrants outstanding		100,000
Warrants exercise price		$ 0.20
Expiration date		1-Sep-22
Warrants 41
Warrants outstanding		7,500,000
Warrants exercise price		$ 0.20
Expiration date		17-Dec-24